Long-Term Investments (Details)		12 Months Ended
	Dec. 30, 2024 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Long-Term Investments [Line Items]
Impairment loss		$ 2,992,995	$ 381,662
Percentage of fair value interest		22.50%	22.50%
Discount rate		10.90%	10.90%
Long-term growth rate		3.00%	3.00%
Corpotech Holdings Limited [Member]
Long-Term Investments [Line Items]
Acquisition interest percentage	22.50%
Cash consideration	$ 2,250,000